IBOR Transition (Tables)	12 Months Ended
Dec. 31, 2021
IBOR Transition [Abstract]
IBOR Transition [Text Block Table]
Interest Rate Benchmark (IBOR) Reform
	2021
in € m.	USD LIBOR	GBP LIBOR	CHF LIBOR	JPY LIBOR	EONIA	Other IBORs	Multiple basis[1]
Non-Derivative Financial assets:
Bonds (floating rate notes)	400	-	-	-	-	-	-
Securitizations	98	37	-	-	-	-	-
Syndicated Loans	35,312	552	11	1	-	71	-
Repurchase agreements / Other Secured Lending	308	-	-	-	-	-	-
Loans / Advances (Total Limit)	27,091	4,926	171	58	363	398	-
Retail / Commercial Mortgages	395	-	-	-	-	-	-
Other	982	90	-	7	173	-	-
Derivative Financial assets: [2]
Interest Rate Derivatives – Exchange Traded	80,264	-	-	-	-	-	-
Interest Rate Derivatives – OTC	2,546,602	345,222	44,657	521,581	9,042	40,493	5
Other OTC Derivatives	202,554	6,080	2,408	1,946	0	10	167,045
Total financial assets	2,894,005	356,907	47,246	523,593	9,578	40,971	167,050

Non-Derivative Financial liabilities:
Bonds (floating rate notes)	6,561	-	-	-	-	-	-
Repos / Other Secured Lending	6	-	-	-	2	-	-
Deposits	10,809	-	-	-	664	-	-
Other	26	41	-	-	22	-	-
Derivative Financial liabilities: [2]
Interest Rate Derivatives – Exchange Traded	3,374	-	-	-	-	-	-
Interest Rate Derivatives – OTC	2,469,906	315,253	44,058	498,993	7,150	38,569	2
Other OTC Derivatives	196,083	6,177	1,384	3,578	0	81	144,215
Total financial liabilities	2,686,766	321,471	45,442	502,571	7,840	38,650	144,217

Off-balance sheet:
Loan Commitments	73,152	498	40	95	1,954	33	-
Other Commitments	13	-	-	-	-	-	-
Other	-	-	-	-	9	-	-
Total off-balance sheet	73,166	498	40	95	1,963	33	-

[1] Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).
[2] The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.